Prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Prepayments and other current assets

9.            Prepayments and other current assets

(In thousands)	December 31, 2019	December 31, 2020
Current portion:
Advance to suppliers (note a)	3,579	1,483
Receivable related to Linktoken disposal (note b)	3,536	—
Interest-free loans to employees (note c)	3,185	1,896
Rental and other deposits	1,990	1,670
Proceed receivable	1,105	137
Prepayment for taxation	936	112
Prepaid management insurance	249	241
Advance to employees for business purposes	211	86
Interest receivable	4	2
Deposit related to an ongoing litigation (note d)	—	4,751
Others	1,748	1,156
Total of prepayments and other current assets	16,543	11,534
Non-current portion:
Low-interest loans to employees, non-current portion (note c)	313	905
Total of long-term prepayments and other assets	313	905

Notes:

(a)	Advances to suppliers primarily include prepayments to bandwidth suppliers.
(b)	In September 2018, Onething entered into a sale and purchase agreement with Beijing LinkChain to dispose of the operation and related assets and liabilities of LinkToken program. In June 2019, certain supplemental agreements were entered into with Beijing LinkChain and Hainan LinkChain, the rights and obligations related to LinkToken program was transferred to Hainan LinkChain.

The receivable related to LinkToken disposal as of December 31, 2019 included the consideration receivable due from Hainan LinkChain and the amount recoverable from expenses paid on behalf of Hainan LinkChain.

An impairment provision of USD 3,536,000 was recognized as of December 31, 2020, due to the deterioration of Hainan LinkChain’s operation and financial position.

9.            Prepayments and other current assets (Continued)

(c)	The Group had entered into loan contracts with certain employees as of December 31, 2020, under which the Group provided interest-free loans or low-interest loans to these employees. The loan amounts vary amongst different employees from repayable on demand to repayable in equal installments on a monthly basis over a term of 5 to 10 years. The balances classified as current represented loan amounts that are repayable on demand or repayable within the next twelve months from the balance sheet date.
(d)	The balance as of December 31, 2020 represented the deposits placed in a custodian bank account of the court to secure an order for preservation of assets against a supplier of the Group.